NATURE OF OPERATIONS AND ABILITY TO CONTINUE AS A GOING CONCERN (Narrative) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Nature Of Operations And Ability To Continue As Going Concern Abstract
Net loss	$ 4,366,807	$ 986,901	$ 115,989
Accumulated deficit	5,968,892	1,602,085
Net cash proceeds pursuant to financing activities	$ 171,554	$ 3,248,840